Warrants (Tables)	12 Months Ended
Dec. 31, 2013
Warrants [Abstract]
Outstanding Warrants
The following table summarizes outstanding warrants to purchase common stock:

	Shares Exercisable as of
	December 31,	December 31,	Weighted Average Exercise
	2012	2013	Price	Expiration
Equity-classified warrants
Issued to lenders and vendors	18,514	18,375	$158.24	March 2014 through September 2019
	18,514	18,375

Liability-classified warrants
2013 Interest Warrants	—	1,057,944	$0.001	July through October 2023
2013 Warrants	—	191,213,801	$0.29	June 2018 through June 2023
2013 Celgene Warrants	—	77,586,207	$0.29	June 2018 through June 2023
2012 Warrants (1)	52,843,337	136,663,804	$0.29	October 2014 through October 2022
2011 Warrants (2)	27,388,851	74,761,830	$0.40	March 2016
	80,232,188	481,283,586
Total	80,250,702	481,301,961
(1)As of December 31, 2012 the 2012 Warrants had an exercise price of $0.75 per share. (2)As of December 31, 2012 the 2011 Warrants had an exercise price of $1.10 per share.

Aggregate fair values for the liability-classified warrants
The following table summarizes the calculated aggregate fair values for the liability-classified warrants as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of December 31, 2013
	2011 Warrants	2012 Warrants	2013 Warrants	2013 Celgene Warrants	2013 Interest Warrants

Calculated aggregate value (in thousands)	$720	$3,430	$5,139	$2,083	$53
Exercise price per share of warrant	$0.40	$0.29	$0.29	$0.29	$0.001
Equity volatility	120%	120%	120%	120%	120%
Asset volatility	95%	95%	95%	95%	95%
Probability of Fundamental Transaction	100%	100%	100%	100%	100%
Weighted average risk-free interest rate	0.2%	0.2%	0.2%	0.2%	0.2%

The following table summarizes the calculated aggregate fair values for the liability-classified warrants as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of
	December 31, 2012		June 30, 2013
	2011 Warrants	2012 Warrants	2013 Warrants	2013 Celgene Warrants

Calculated aggregate value (in thousands)	$2,378	$3,800	$9,404	$3,390
Exercise price per share of warrant	$1.10	$0.75	$0.76	$0.76
Equity volatility	115%	115%	120%	120%
Asset volatility	90%	90%	90%	90%
Probability of Fundamental Transaction	100%	100%	100%	100%
Weighted average risk-free interest rate	0.3%	0.3%	0.3%	0.3%

Net cash settlement values for the liability-classified warrants
The following table summarizes the calculated net cash settlement values for the liability-classified warrants as of the dates indicated along with the assumptions utilized in each calculation.

	Net cash settlement as of December 31, 2013
	2011 Warrants	2012 Warrants	2013 Warrants	2013 Celgene Warrants	2013 Interest Warrants

Calculated aggregate value (in thousands) (1)	$8,076	$26,004	$38,238	$15,503	—
Exercise price per share of warrant	$0.40	$0.29	$0.29	$0.29	—
Closing price per share of warrant	$0.25	$0.24 (2)	$0.24 (2)	$0.24 (2)	—
Equity volatility (3)	100%	99%	99%	99%	—
Expected term (years)	2.2	7.0	7.8	7.8	—
Weighted average risk-free interest rate	0.5%	2.2%	2.5%	2.5%	—
Dividend yield	None	None	None	None	—

(1)	Represents the net cash settlement value of the warrant as of December 31, 2013, which value was calculated utilizing the Black-Scholes model specified in the warrant agreement.
(2)	Represents the five-day Company stock VWAP used to calculate the net cash settlement value as of December 31, 2013.
(3)	Represents the volatility assumption used to calculate the net cash settlement value as of December 31, 2013 based on the terms of the warrant agreement.